COMMITMENTS AND CONTINGENCIES (Details)	Sep. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022 (remaining)	$ 11,250
2023	45,000
2024	14,999
Total minimum lease payments:	71,249
Less amount representing interest	(5,074)
Present value of minimum lease payments:	$ 66,175